Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Segment Information	Segment information for the years as of December 31, 2023 and 2022 is as follows:
	As of December 31,
	2023	2022
Total assets
Trucking services	$68,400,751	$36,461,922
Car owner services	19,447,401	27,053,149
Liquor distribution	1,154,091	-
Total	$89,002,243	$63,515,071

Total Property and equipment, net
Trucking services	$843,984	$1,459,760
Liquor distribution	618,811	-
Total	$1,462,795	$1,459,760